CONCENTRATION OF RISK Accounts Receivable, net of Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
Account Receivable, net of Allowance for Doubtful Accounts [Table Text Block]
Accounts Receivable. The following table presents the components of accounts receivable, net of allowance for doubtful accounts:

	As of December 31,
	2012	2011
	(in thousands)

Natural gas, NGLs and crude oil sales	$39,837	$42,388
Natural gas marketing	8,209	6,225
Reimbursements for title defects	7,579	—
Joint interest billings	6,896	7,465
Other	3,385	4,766
Allowance for doubtful accounts	(1,026)	(921)
Accounts receivable, net	$64,880	$59,923

Individual Customers Constituting 10% or more of Total Revenue [Table Text Block]
Major Customers. The following table presents the individual customers constituting 10% or more of total revenues:

	Year Ended December 31,
Customer	2012	2011	2010

Suncor Energy Marketing, Inc.	29.8%	25.7%	19.6%
DCP Midstream, LP	12.2%	11.5%	9.6%
WPX Energy Rocky Mountain, LLC	5.6%	9.9%	12.5%

Fair Value, Concentration of Risk [Table Text Block]
The following table presents the counterparties that expose us to credit risk as of December 31, 2012, with regard to our derivative assets:

Fair Value of Derivative Assets
Counterparty Name	As of December 31, 2012
(in thousands)

JPMorgan Chase Bank, N.A. (1)	$41,323
Wells Fargo Bank, N.A. (1)	4,782
Bank of Nova Scotia (1)	4,315
Other lenders in our revolving credit facility	8,146
Various (2)	359
Total	$58,925

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(1)Major lender in our revolving credit facility. See Note 8, Long-Term Debt.
(2)Represents a total of 28 counterparties.